Financial instruments - Fair values and risk management - Guarantees (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Subsidiaries | Letters of guarantee
Disclosure of transactions between related parties [line items]
Letters of guarantee	€ 2,690	€ 2,760	€ 4,120